Condensed Parent Company Only Financial Statements	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Condensed Parent Company Only Financial Statements
CONDENSED PARENT COMPANY ONLY FINANCIAL STATEMENTS
Condensed financial statements of the Parent are shown below. The Parent has no significant operating activities.
Condensed Balance Sheets

(Dollars in thousands)	December 31
	2018	2017
Assets
Cash in bank	$179,545	$168,873
Investments in subsidiaries	4,008,802	3,661,808
Other assets	53,832	49,207
	$4,242,179	$3,879,888
Liabilities and Shareholders’ Equity
Liabilities	$185,902	$183,097
Shareholders’ equity	4,056,277	3,696,791
	$4,242,179	$3,879,888

Condensed Statements of Income

	Year Ended December 31
(Dollars in thousands)	2018	2017	2016
Operating income
Reimbursement of management expenses	$83,262	$76,177	$65,104
Other income	245,213	146,796	829
Total operating income	328,475	222,973	65,933
Operating expenses
Interest expense	6,008	5,168	3,948
Salaries and employee benefits expense	55,436	55,013	45,623
Other expenses	28,963	32,965	19,566
Total operating expenses	90,407	93,146	69,137
Income (loss) before income tax benefit and increase in equity in undistributed earnings of subsidiaries	238,068	129,827	(3,204)
Income tax expense	799	3,123	530
Income (loss) before equity in undistributed earnings of subsidiaries	237,269	126,704	(3,734)
Equity in undistributed earnings of subsidiaries	132,980	15,709	190,511
Net Income	370,249	142,413	186,777
Less: Preferred stock dividends	9,095	9,095	7,977
Net Income Available to Common Shareholders	$361,154	$133,318	$178,800

Condensed Statements of Cash Flows

(Dollars in thousands)	Year Ended December 31
	2018	2017	2016
Cash Flow from Operating Activities
Net income	$370,249	$142,413	$186,777
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	145	62	98
Net income of subsidiaries	(377,974)	(160,206)	(190,511)
Share-based compensation cost	20,278	16,436	14,523
Other operating activities, net	491	(4,256)	12,417
Net Cash Provided by (Used in) Operating Activities	13,189	(5,551)	23,304
Cash Flow from Investing Activities
Cash paid in excess of cash received for acquisitions	(7)	(809,159)	—
Purchases of premises and equipment	(52)	(105)	—
Return of capital from (Capital contributed to) subsidiary	245,000	144,500	(6,000)
Other investing activities, net	(1,500)	—	(749)
Net Cash (Used in) Investing Activities	243,441	(664,764)	(6,749)
Cash Flow from Financing Activities
Cash dividends paid on common stock	(84,782)	(72,772)	(56,793)
Cash dividends paid on preferred stock	(9,095)	(9,095)	(7,028)
Net share-based compensation stock transactions	(3,226)	(832)	6,899
Payments to repurchase common stock	(148,855)	—	(11,666)
Net proceeds from issuance of common stock	—	485,151	279,242
Net proceeds from issuance of preferred stock	—	—	55,285
Other financing activities, net	—	(56)	—
Net Cash Provided by (Used In) Financing Activities	(245,958)	402,396	265,939
Net Increase (Decrease) in Cash and Cash Equivalents	10,672	(267,919)	282,494
Cash and Cash Equivalents at Beginning of Period	168,873	436,792	154,298
Cash and Cash Equivalents at End of Period	$179,545	$168,873	$436,792